Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	$ 1,489,965,233	$ 1,449,294,549
Trade and other receivables, Non-current	1,159,251,669	903,678,141
Trade and other payables, current	1,530,434,532	1,464,491,965
Trade and other payables, non-current	966,072,117	595,534,857
Energy and Capacity [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	1,292,952,828	1,079,071,545
Trade and other receivables, Non-current	852,426,063	970,575,153
Total Estimated Assets	2,145,378,891	2,049,646,698
Trade and other payables, current	208,906,622	99,375,819
Trade and other payables, non-current	792,620,246	571,821,560
Total Estimated Liabilities	1,001,526,868	671,197,379
Energy and Tolls [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	107,471,571	57,680,280
Total Estimated Assets	107,471,571	57,680,280
Trade and other payables, current	29,167,180	22,172,523
Total Estimated Liabilities	$ 29,167,180	$ 22,172,523